Investment Securities - Amortized Cost and Estimated Fair Values of Investment Securities (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	$ 195,741,000	$ 204,313,000
Available-for-sale securities, Gross Unrealized Gains	3,013,000	1,543,000
Available-for-sale securities, Gross Unrealized Losses	(1,675,000)	(5,901,000)
Available-for-sale securities, Fair Value	197,078,938	199,955,367
U.S. Government Corporations and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	44,595,000	50,598,000
Available-for-sale securities, Gross Unrealized Gains	13,000	18,000
Available-for-sale securities, Gross Unrealized Losses	(602,000)	(2,170,000)
Available-for-sale securities, Fair Value	44,006,000	48,446,000
States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	40,349,000	60,049,000
Available-for-sale securities, Gross Unrealized Gains	2,144,000	1,421,000
Available-for-sale securities, Gross Unrealized Losses	(71,000)	(1,056,000)
Available-for-sale securities, Fair Value	42,422,000	60,414,000
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	110,626,000	93,501,000
Available-for-sale securities, Gross Unrealized Gains	818,000	72,000
Available-for-sale securities, Gross Unrealized Losses	(1,001,000)	(2,673,000)
Available-for-sale securities, Fair Value	110,443,000	90,900,000
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	171,000	165,000
Available-for-sale securities, Gross Unrealized Gains	38,000	32,000
Available-for-sale securities, Gross Unrealized Losses	(1,000)	(2,000)
Available-for-sale securities, Fair Value	$ 208,000	$ 195,000